Form N-1A Supplement	Jun. 11, 2025
Matrix Advisors Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Matrix Advisors Value ETF (MAVF)
(the “Fund”)

June 11, 2025
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated February 13, 2025

Effective June 11, 2025, the Fund’s website is https://MatrixAdvisorsValueETF.com. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.